Note 4 - Shareholder Remuneration System - Allocation Of Earnings (Details) - EUR (€) € in Millions		Dec. 31, 2017		Aug. 31, 2017
Share holder Remuneration System Abstract
Profit of BBVA, S.A		€ 2,083	[1]	€ 1,832
Interim Dividens Distribution
Interim Dividends		600
Final Dividends		1,000
Acquisition By The Bank Of The Free Allotment Rights	[2]	144
Additional Tier I Securities Distribution		301
Legal Reserve Distribution		10
Voluntary Reserves Distribution		€ 28

[1]	Net Income of BBVA, S.A.
[2]	Concerning to the remuneration to shareholders who choose to be paid in cash through the “Dividend Option”.